New Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements

Intangibles - Goodwill and Other
On January 1, 2012, Puget Energy adopted Accounting Standards Update (ASU) 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment (ASU 2011-08).  ASU 2011-08 allows an entity the option to qualitatively assess whether it must perform the two-step goodwill impairment test in FASB ASC 350-20, Intangibles - Goodwill and Other. An entity has the option to qualitatively assess whether it is more likely than not (more than 50% likelihood) that the fair value of the reporting unit is less than its carrying amount.  If an entity elects to perform the qualitative assessment and determines that it is more likely than not that the reporting unit’s fair value is in excess of its carrying amount, no further evaluation is necessary.  Otherwise, an entity would perform Step 1 of the goodwill impairment test in ASC 350-20.
ASU 2011-08 was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. ASU 2011-08 did not have a material impact on the financial reporting of Puget Energy.

Comprehensive Income
On January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 allows an entity the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of OCI along with a total for OCI, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of OCI as part of the statement of changes in stockholders' equity. The ASU also requires the presentation of reclassification adjustments for items that are reclassified from OCI to net income on the financial statements.  However, the FASB has deferred this requirement. The amendments to the ASC in the ASU do not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income.
ASU 2011-05 should be applied retrospectively, and was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  Prior to the effective date of the ASU, the Company had already complied with the presentation requirement, as the Company presents the total of comprehensive income, the components of net income, and the components of OCI in two separate statements.   Therefore, ASU 2011-05 did not have an impact on the Company’s consolidated financial statements.

Fair Value Measurement
On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (IFRS) (ASU 2011-04). ASU 2011-04 represents the converged guidance of the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board on fair value measurement.  Many of the amendments to ASC 820, “Fair Value Measurements and Disclosures” (ASC 820), eliminate unnecessary wording differences between IFRS and GAAP. ASU 2011-04 expands ASC 820’s existing disclosure requirements for fair value measurements categorized in Level 3 by requiring (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation processes in place, and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and the interrelationships between those inputs.  In addition, ASU 2011-04 requires the Company to indicate the level in the fair value hierarchy of items that are not recorded at fair value but whose fair value must be disclosed.
Other amendments to ASC 820 include clarifying the highest and best use and valuation premise for nonfinancial assets, net risk position fair value measurement option for financial assets and liabilities with offsetting positions in market risks or counterparty credit risk, premiums and discounts in fair value measurement, and fair value of an instrument classified in a reporting entity’s shareholders’ equity.
ASU 2011-04 was effective for interim and annual periods beginning after December 15, 2011.  Adoption of ASU 2011-04 did not have a significant impact on the Company’s consolidated financial statements.

New Accounting Pronouncements

Recent Accounting Pronouncements Not Yet Adopted
Intangibles - Goodwill and Other.  In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment”.  ASU 2011-08 allows an entity the option to qualitatively assess whether it must perform the two-step goodwill impairment test in FASB ASC 350-20, Intangibles - Goodwill and Other.  An entity has the option to qualitatively assess whether it is more likely than not (more than 50% likelihood) that the fair value of the reporting unit is less than its carrying amount.  If an entity elects to perform the qualitative assessment and determines that it is more likely than not that the reporting unit’s fair value is in excess of its carrying amount, no further evaluation is necessary.  Otherwise, an entity would perform Step 1 of the goodwill impairment test in ASC 350-20.
ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, and therefore will become effective for the Company on January 1, 2012 for the quarter ending March 31, 2012.  Puget Energy is currently assessing the effects to its impairment testing process, although ASU 2011-08 is not expected to have a significant impact on Puget Energy’s consolidated financial statements.
Comprehensive Income.  In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.”  ASU 2011-05 allows an entity the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of OCI along with a total for OCI, and a total amount for comprehensive income.  ASU 2011-05 eliminates the option to present the components of OCI as part of the statement of changes in stockholders' equity.  The amendments to the ASC in the ASU do not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income.
On December 23, 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  This ASU defers the implementation of only those provisions in ASU 2011-05 that relate to the presentation of reclassification adjustments. The amendments are intended to allow the FASB time to redeliberate whether it is necessary to require entities to present reclassification adjustments from accumulated other comprehensive income in both the statement where net income is presented and the statement where other comprehensive income is presented. ASU 2011-12 affects none of the other requirements in ASU 2011-05, including the requirement to report comprehensive income either in a single continuous statement or in two separate but consecutive statements.
The amendments in ASU 2011-12 and ASU 2011-05 are effective at the same time and should be applied retrospectively.  The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and therefore will become effective for the Company on January 1, 2012 for the quarter ending March 31, 2012.  The Company already complies with the presentation requirement, as the Company presents the total of comprehensive income, the components of net income, and the components of OCI in two separate but consecutive statements.  Therefore neither ASU 2011-12 nor ASU 2011-05 will have an impact on the Company’s consolidated financial statements.
Fair Value Measurement. In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  This ASU represents the converged guidance of the FASB and the International Accounting Standards Board on fair value measurement. Many of the amendments to ASC 820, eliminate unnecessary wording differences between International Financial Reporting Standards (IFRS) and GAAP.  The ASU expands ASC 820’s existing disclosure requirements for fair value measurements categorized in Level 3 by requiring (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation processes in place, and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and the interrelationships between those inputs.  In addition, the level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position whose fair value must be disclosed.
Other amendments to ASC 820 include clarifying the highest and best use and valuation premise for nonfinancial assets, net risk position fair value measurement option for financial assets and liabilities with offsetting positions in market risks or counterparty credit risk, premiums and discounts in fair value measurement, and fair value of an instrument classified in a reporting entity’s shareholders’ equity.
ASU 2011-04 is effective during interim and annual periods beginning after December 15, 2011, and therefore will become effective for the Company on January 1, 2012 for the quarter ending March 31, 2012.  Other than the disclosure requirements, ASU 2011-04 is not expected to have a significant impact on the Company’s consolidated financial statements.
Balance Sheet.  On December 16, 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.”  The ASU is the result of a joint project with the IASB designed to enhance and provide converged disclosures about financial and derivative instruments that are either offset on the balance sheet, or are subject to an enforceable master netting arrangement (or other similar arrangement).  The ASU does not change the conditions for when offsetting is appropriate in US GAAP.
In general, an entity should disclose the effect or potential effect of any rights of setoff associated with recognized assets and liabilities within the scope of the ASU.  This information should enable financial statement users to evaluate the impact or potential impact of netting arrangements on its balance sheet.
The ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective application of the disclosures is required for all periods presented within the financial statements.  Other than the disclosure requirements, ASU 2011-11 is not expected to have an impact on the Company’s consolidated financial statements.